Intangible assets - Sensitivity analysis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Recoverable amount and carrying amount
2021 forecast period, Value in use model	3 years
2020 forecast period, Value in use model		2 years
2021 extended budget and forecast period, Value in use model	1 year
2020 extended budget and forecast period, Value in use model		2 years
Percentage variation increase (decrease) applied to terminal growth rate assumption	(0.50%)
Percentage variation increase (decrease) applied to discount rate assumption	0.50%
Fair value less costs to sell earnings multiple	6.5
Multiple change applied to the market participant projected adjusted EBITDA for the fair value less cost of disposal (FVLCD) calculation	0.25%
Carrying amount of goodwill	$ 1,682	$ 1,624
Minimum
Recoverable amount and carrying amount
Growth rate for terminal value	1.00%	1.00%
Maximum
Recoverable amount and carrying amount
Growth rate for terminal value	1.50%	1.50%
Metal Beverage Packaging Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 618	$ 566
Excess of recoverable amount	$ 1,950	$ 2,109
Pre‑tax discount rate applied	5.10%	5.10%
Metal Beverage Packaging Americas
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 437	$ 437
Excess of recoverable amount	$ 1,732	$ 1,581
Pre‑tax discount rate applied	7.90%	8.50%
Glass Packaging Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 67	$ 61
Excess of recoverable amount	$ 4,244	$ 3,842
Pre‑tax discount rate applied	6.50%	6.50%
Glass Packaging North America
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 560	$ 560
Excess of recoverable amount	$ 86	$ 158
Pre‑tax discount rate applied		7.20%